UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2014

Date of Reporting Period: 06/30/2013

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2013

SHARES OR
PRINCIPAL
AMOUNT		VALUE
----------		------------
COMMON STOCKS -- 93.48%
	Consumer Discretionary - Durables &
	Apparel -- 5.76%
200,000	Leggett & Platt, Incorporated	$ 6,218,000
150,000	Mattel, Inc.	6,796,500
117,500	Tupperware Brands Corporation	9,128,575
		------------
		22,143,075
		------------
	Consumer Discretionary - Media -- 4.79%
150,000	Gannett Co., Inc.	3,669,000
230,000	Thomson Reuters Corporation	7,491,100
125,000	Time Warner Inc.	7,227,500
		------------
		18,387,600
		------------
	Consumer Discretionary - Services -- 5.75%
52,500	Cracker Barrel Old Country Store, Inc.	4,969,650
110,000	Darden Restaurants, Inc.	5,552,800
65,000	McDonald's Corporation	6,435,000
146,000	Six Flags Entertainment Corporation	5,133,360
		------------
		22,090,810
		------------
	Consumer Staples - Food & Staples
	Retailing -- 3.75%
130,000	Sysco Corporation	4,440,800
225,000	Walgreen Co.	9,945,000
		------------
		14,385,800
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 7.35%
170,000	B&G Foods, Inc.	5,788,500
90,000	Kraft Foods Group, Inc.	5,028,300
107,500	Lorillard, Inc.	4,695,600
74,500	Philip Morris International Inc.	6,453,190
155,000	Unilever PLC	6,269,750
		------------
		28,235,340
		------------
	Consumer Staples - Household & Personal
	Products -- 1.24%
78,100	Nu Skin Enterprises, Inc. - Class A	4,773,472
		------------
	Energy -- 11.58%
330,609	Dorchester Minerals, L.P.	8,096,614
275,000	Kinder Morgan, Inc.	10,491,250
280,000	PAA Natural Gas Storage, L.P.	5,891,200
50,000	Plains All American Pipeline, L.P.	2,790,500
267,500	Williams Companies, Inc. (The)	8,685,725
165,000	Williams Partners L.P.	8,514,000
		------------
		44,469,289
		------------
	Financials - Banks -- 4.27%
345,000	FirstMerit Corporation	6,910,350
130,000	PNC Financial Services Group, Inc. (The)	9,479,600
		------------
		16,389,950
		------------
	Financials - Insurance -- 4.23%
550,000	Old Republic International Corporation	7,078,500
225,000	Willis Group Holdings PLC	9,175,500
		------------
		16,254,000
		------------
	Financials - Real Estate -- 9.52%
130,000	Digital Realty Trust, Inc.	7,930,000
87,500	Mid-America Apartment Communities, Inc.	5,929,875
212,800	Monmouth Real Estate Investment
	Corporation - Class A	2,100,336
145,000	Plum Creek Timber Company, Inc.	6,767,150
670,000	Summit Hotel Properties, Inc.	6,331,500
113,800	W.P. Carey Inc.	7,530,146

		------------
		36,589,007
		------------
	Health Care - Equipment &
	Services -- 4.48%
215,000	Cardinal Health, Inc.	10,148,000
143,800	Computer Programs and Systems, Inc.	7,066,332
		------------
		17,214,332
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 4.23%
95,000	Novartis AG	6,717,450
340,000	Pfizer Inc.	9,523,400
		------------
		16,240,850
		------------
	Industrials - Capital Goods -- 7.39%
391,741	Douglas Dynamics, Inc.	5,084,798
97,500	Emerson Electric Co.	5,317,650
56,300	National Presto Industries, Inc.	4,055,289
82,500	Snap-on Incorporated	7,373,850
85,000	Stanley Black & Decker, Inc.	6,570,500
		------------
		28,402,087
		------------
	Industrials - Commercial & Professional
	Services -- 5.47%
196,770	Healthcare Services Group, Inc.	4,824,801
440,300	KAR Auction Services, Inc.	10,069,661
180,000	Republic Services, Inc.	6,109,200
		------------
		21,003,662
		------------
	Industrials - Transportation -- 1.90%
120,000	Ryder System, Inc.	7,294,800
		------------
	Information Technology - Hardware &
	Equipment -- 2.10%
325,000	Molex Incorporated - Class A	8,079,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.99%
205,000	Microchip Technology Incorporated	7,636,250
		------------
	Information Technology - Software &
	Services -- 4.91%
48,066	Computer Services, Inc.	1,441,980
130,000	Paychex, Inc.	4,747,600
260,000	Symantec Corporation	5,842,200
400,000	Western Union Company (The)	6,844,000
		------------
		18,875,780
		------------
	Materials -- 2.77%
132,711	Greif, Inc. - Class B	7,439,779
100,000	RPM International, Inc.	3,194,000
		------------
		10,633,779
		------------
	TOTAL COMMON STOCKS
	(cost $303,643,555)	359,099,383
		------------
SHORT-TERM INVESTMENTS -- 6.41%
	Commercial Paper - 6.02%
$1,500,000	Valspar Corporation (The) 07/01/13, 0.29%	1,500,000
1,000,000	Valspar Corporation (The) 07/02/13, 0.29%	999,992
1,000,000	Apache Corporation 07/03/13, 0.28%	999,984
850,000	NorthWestern Corporation 07/03/13, 0.28%	849,987
1,000,000	Bemis Company, Inc. 07/05/13, 0.26%	999,971
1,000,000	Aetna Inc. 07/08/13, 0.21%	999,959
825,000	VW Credit, Inc. 07/08/13, 0.21%	824,966
1,150,000	Aetna Inc. 07/09/13, 0.27%	1,149,931
1,375,000	Apache Corporation 07/10/13, 0.27%	1,374,907
1,500,000	Bacardi Corporation 07/10/13, 0.26%	1,499,902
1,250,000	Nissan Motor Acceptance Corporation
	07/11/13, 0.27%	1,249,906
1,150,000	Nissan Motor Acceptance Corporation
	07/15/13, 0.26%	1,149,884
1,725,000	Southern Company Funding Corporation
	07/15/13, 0.20%	1,724,866
1,000,000	VW Credit, Inc. 07/16/13, 0.28%	999,883
1,000,000	Nissan Motors Acceptance Corporation
	07/17/13, 0.28%	999,876

1,574,000	Kinder Morgan Energy Partners L.P.
	07/18/13, 0.28%	1,573,792
2,175,000	Integrys Energy Group, Inc.
	07/19/13, 0.30%	2,174,674
1,048,000	Integrys Energy Group, Inc.
	07/22/13, 0.27%	1,047,835
1,000,000	CBS Corporation 07/26/13, 0.28%	999,806
		------------
		23,120,121
		------------
	Variable Rate Security - 0.39%
1,513,896	Fidelity Institutional Money Market
	Fund - Class I	1,513,896
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $24,634,017)	24,634,017
		------------
	TOTAL INVESTMENTS
	(cost $328,277,572) - 99.89%	383,733,400
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.11%	437,162
		------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$384,170,562
		------------
		------------

% of net assets.

As of June 30, 2013, investment cost for federal tax purposes was $328,178,324 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$60,314,467
Unrealized depreciation	(4,759,391)
-----------
Net unrealized appreciation	$55,555,076
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30,2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities

Level 1 -
Common Stocks(1)	$359,099,383
Variable Rate Security	1,513,896
Level 2 -
Commercial Paper	23,120,121
Level 3 -
None	--
------------
Total	$383,733,400
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/06/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/06/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/06/2013